Fair Value Measurement- Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	¥ (313,927)
Contingent consideration payable			¥ 9,014	$ 1,385	¥ 3,377	¥ (7,011)
Total liabilities measured at fair value		¥ 0			0
Other long-term investments	1,002,721	877,094	1,002,721		877,094		$ 154,115
Total assets measured at fair value	61,372	140,140	61,372		140,140		9,433
Total liabilities measured at fair value		30,358			¥ 30,358
Contingent consideration payable | Discount cash flow method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate					10.90%
Contingent consideration payable | Discount cash flow method | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of achieving performance target					0.00%
Contingent consideration payable | Discount cash flow method | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of achieving performance target					100.00%
Available-for-sale Securities [Member] | Probability expected return method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount for lack of marketability					3.81%
Probability of conversion					20.00%
Contingent consideration payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	6,594
Available-for-sale debt security	182	7,353	182		¥ 7,353		28
Total losses, Available-for-sale debt security	(6,594)
Available-for-sale debt security	182	7,353	182		7,353		28
Contingent consideration payable		0
Contingent consideration payable		30,358			30,358
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, net	(38,862)	(2,889)	(38,862)		(2,889)
Investment in equity investees		(11,453)
Other long-term investments	(268,432)	(129,616)
Total assets measured at fair value		(143,958)
Intangible assets, net	90	370	90		370		14
Investment in equity investees		0			0
Other long-term investments	61,100	132,417	61,100		132,417		$ 9,391
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	182		182
Quoted Prices in Active Markets for Identical Assets (Level 1) | Contingent consideration payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	182		182
Available-for-sale debt security	182		182
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in equity investees		0			0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in equity investees		0			0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	61,190	140,140	61,190		140,140
Total liabilities measured at fair value		30,358			30,358
Significant Unobservable Inputs (Level 3) | Contingent consideration payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security		7,353			7,353
Available-for-sale debt security		7,353			7,353
Contingent consideration payable		30,358			30,358
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets, net	90	370	90		370
Investment in equity investees		0			0
Other long-term investments	¥ 61,100	¥ 132,417	¥ 61,100		¥ 132,417